Note 4 - Business Restructure	12 Months Ended
Dec. 31, 2015
Business Restructure [Abstract]
Business Restructure [Text Block]
4.	BUSINESS RESTRUCTURE

On June 1, 2014, the Group signed a series of contractual arrangements for the business restructure. Pursuant to the arrangements, the Group disposed (i) its entire 100% equity interest of several VIEs and subsidiaries of VIEs designated under the contract, (ii) the workforce and assets from the acquisition of Champion Connection's business related to the institutional subscription services to CFO GB and CFO MF's noncontrolling shareholders. In addition, the Group also should pay 20% net income of three subsidiaries of VIEs related to the commodities brokerage services designated under the contract, and a cash consideration of $1,620,877, to get (i) 20% equity interest of CFO Tahoe, and (ii) 40% equity interest of CFO GB and 30% CFO MF. The Group recognized a gain from the disposal with an amount of $90,666 in the consolidated statement of comprehensive income for the year ended December 31, 2014.